Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and Rule 10 of SEC Regulation S–X. Accordingly, they do not include all of the information and notes required by U.S. GAAP. However, in the opinion of the management of the Company, all adjustments necessary for a fair presentation of the financial position and operating results have been included in these statements. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Form 10-K/A for the year ended December 31, 2020, filed on May 12, 2021. Operating results for the three months ended March 31, 2021 are not necessarily indicative of the results that may be expected for any subsequent quarters or for the year ending December 31, 2021.

Basis of Presentation

The accompanying consolidated financial statements of the Company for the years ended December 31, 2020 and 2019 have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the United States Securities and Exchange Commission (“SEC”).

Consolidation

Consolidation

The unaudited condensed consolidated financial statements include the accounts and activity of the Company, and its wholly owned subsidiaries. Investments in a variable interest entity in which the Company is not the primary beneficiary, or where the Company does not own a majority interest but has the ability to exercise significant influence over operating and financial policies, are accounted for using the equity method. All intercompany profits, transactions and balances have been eliminated in consolidation.

The Company owns a 60% interest in Mountaineer GM, LLC (“Mountaineer”), whose results are consolidated into the Company’s results of operations. The Company acquired 60% of the equity interests in Mountaineer for a purchase price of $100 from one of its related parties. See Note 9 for additional information on the terms of the agreement. The portion of Mountaineer’s net (loss)/income that is not attributable to the Company is included in non-controlling interest.

Consolidation

The consolidated financial statements include the accounts and activity of the Company, and its wholly owned subsidiaries. Investments in a variable interest entity in which the Company is not the primary beneficiary, or where the Company does not own a majority interest but has the ability to exercise significant influence over operating and financial policies, are accounted for using the equity method. All intercompany profits, transactions and balances have been eliminated in consolidation.

The Company owns a 60% interest in Mountaineer GM, LLC (“Mountaineer”), whose results are consolidated into the Company’s results of operations. The Company acquired 60% of the equity interests in Mountaineer for a purchase price of $100 from one of its related parties. See Note 9 for additional information on the terms of the agreement. The portion of Mountaineer’s net loss that is not attributable to the Company is included in non-controlling interest.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates and assumptions for the Company relate to bad debt, depreciation, costs capitalized to project development costs, useful lives of assets, fair value of financial instruments, and estimates and assumptions used to measure impairment. Management adjusts such estimates when facts and circumstances dictate. Actual results could differ from those estimates.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates and assumptions for the Company relate to bad debt, depreciation, costs capitalized to project development costs, useful lives of assets, fair value of financial instruments, and estimates and assumptions used to measure impairment. Management adjusts such estimates when facts and circumstances dictate. Actual results could differ from those estimates.

Warrant Liability

Warrant Liability

The Company accounts for warrants for shares of the Company’s Common Stock that are not indexed to its own stock as liabilities at fair value on the balance sheet. Such warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other expense on the statement of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of such Common Stock warrants. At that time, the portion of the warrant liability related to such Common Stock warrants will be reclassified to additional paid-in capital.

Property and Equipment and Project Development Costs

Property and Equipment and Project Development Costs

Property and equipment are recorded at historical cost and are depreciated using the straight-line method over the estimated useful lives of the assets. During the construction period, the Company capitalizes all costs related to the development of the Hall of Fame Village powered by Johnson Controls. Project development costs include predevelopment costs, amortization of finance costs, real estate taxes, insurance, and other project costs incurred during the period of development. The capitalization of costs began during the preconstruction period, which the Company defines as activities that are necessary to the development of the project. The Company ceases cost capitalization when a portion of the project is held available for occupancy and placed into service. This usually occurs upon substantial completion of all costs necessary to bring a portion of the project to the condition needed for its intended use, but no later than one year from the completion of major construction activity. The Company will continue to capitalize only those costs associated with the portion still under construction. Capitalization will also cease if activities necessary for the development of the project have been suspended. As of March 31, 2021, the second two phases of the project remained subject to such capitalization.

The Company reviews its property and equipment and projects under development for impairment whenever events or changes indicate that the carrying value of the long-lived assets may not be fully recoverable. In cases where the Company does not expect to recover its carrying costs, an impairment charge is recorded.

The Company measures and records impairment losses on its long-lived assets when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amount. Considerable judgment by management is necessary to estimate undiscounted future operating cash flows and fair values and, accordingly, actual results could vary significantly from such estimates.

Property and Equipment and Project Development Costs

Property and equipment are recorded at historical cost and are depreciated using the straight-line method over the estimated useful lives of the assets. During the construction period, the Company capitalizes all costs related to the development of the Hall of Fame Village powered by Johnson Controls. Project development costs include predevelopment costs, amortization of finance costs, real estate taxes, insurance, and other project costs incurred during the period of development. The capitalization of costs began during the preconstruction period, which the Company defines as activities that are necessary to the development of the project. The Company ceases cost capitalization when a portion of the project is held available for occupancy and placed into service. This usually occurs upon substantial completion of all costs necessary to bring a portion of the project to the condition needed for its intended use, but no later than one year from the completion of major construction activity. The Company will continue to capitalize only those costs associated with the portion still under construction. Capitalization will also cease if activities necessary for the development of the project have been suspended. As of December 31, 2020, the second two phases of the project remained subject to such capitalization.

The Company reviews its property and equipment and projects under development for impairment whenever events or changes indicate that the carrying value of the long-lived assets may not be fully recoverable. In cases where the Company does not expect to recover its carrying costs, an impairment charge is recorded.

The Company measures and records impairment losses on its long-lived assets when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amount. Considerable judgment by management is necessary to estimate undiscounted future operating cash flows and fair values and, accordingly, actual results could vary significantly from such estimates. On January 18, 2019, management determined that previously capitalized costs for the development of a hotel should be written off because plans for this particular hotel and site location have been abandoned and will not benefit the current plans for another hotel elsewhere on the site. Management reviewed its capitalized costs and identified the costs that had no future benefit. The Company recorded a $12,194,783 charge as a loss on abandonment of project development costs within the accompanying statement of operations.

Net Loss Per Common Share

Net Loss Per Common Share

Basic net loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the periods.

Diluted net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The Company’s potentially dilutive Common Stock equivalent shares, which include incremental common shares issuable upon (i) the exercise of outstanding stock options and warrants, (ii) vesting of restricted stock units and restricted stock awards, and (iii) conversion of preferred stock, are only included in the calculation of diluted net loss per share when their effect is dilutive.

At March 31, 2021 and March 31, 2020, the following outstanding Common Stock equivalents have been excluded from the calculation of net loss per share because their impact would be anti-dilutive. The Company was not a public entity as of March 31, 2020; therefore, no warrants, restricted stock awards, or restricted stock units were potentially dilutive securities.

	For the Three Months Ended March 31,
	2021	2020
Warrants to purchase shares of Common Stock	39,298,421	-
Restricted stock awards to purchase shares of Common Stock	477,286	-
Restricted stock units to purchase shares of Common Stock	3,171,454	-
Total potentially dilutive securities	42,947,161	-

Net Loss Per Common Share (Restated)

Basic net loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the periods.

Diluted net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The Company’s potentially dilutive common stock equivalent shares, which include incremental common shares issuable upon (i) the exercise of outstanding stock options and warrants (ii) vesting of restricted stock units and restricted stock awards, and (iii) conversion of preferred stock, are only included in the calculation of diluted net loss per share when their effect is dilutive.

At December 31, 2020 and 2019, the following outstanding common stock equivalents have been excluded from the calculation of net loss per share because their impact would be anti-dilutive.

	For the year ended December 31, 2020	For the year ended December 31, 2019
Warrants to purchase shares of common stock	55,303,832	-
Restricted stock awards to purchase shares of common stock	715,929	-
Restricted stock units to purchase shares of common stock	1,672,177	-
Total potentially dilutive securities	57,691,938	-

Revenue Recognition

Revenue Recognition

The Company follows ASC 606, Revenue with Contracts with Customers, under ASC 606, revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company generates revenues from various streams such as sponsorship agreements, rents, cost recoveries, events, hotel operation, Hall of Fantasy League, and through the sale of non-fungible tokens. The sponsorship arrangements, in which the customer sponsors a play area or event and receives specified brand recognition and other benefits over a set period of time, recognized revenue on a straight-line basis over the time period specified in the contract. Refer to Note 6 for more details. Revenue for rents, cost recoveries and events are recognized at the time the respective event or service has been performed.

A performance obligation is a promise in a contract to transfer a distinct good or service to a customer. If the contract does not specify the revenue by performance obligation, the Company allocates the transaction price to each performance obligation based on its relative standalone selling price. Such prices are generally determined using prices charged to customers or using the Company’s expected cost plus margin. Revenue is recognized as the Company’s performance obligations are satisfied. If consideration is received in advance of the Company’s performance, including amounts which are refundable, recognition of revenue is deferred until the performance obligation is satisfied or amounts are no longer refundable.

The Company’s owned hotel revenues primarily consist of hotel room sales, revenue from accommodations sold in conjunction with other services (e.g. packages reservations), food and beverage sales and other ancillary goods and services (e.g. parking) related to owned hotel properties. Revenue is recognized when rooms are occupied or goods and services have been delivered or rendered, respectively. Payment terms typically align with when the goods and services are provided. Although the transaction prices of hotel room sales, goods and other services are generally fixed and based on the respective room reservation or other agreement, an estimate to reduce the transaction price is required if a discount is expected to be provided to the customer. For package reservations, the transaction price is allocated to the performance obligations within the package based on the estimated standalone selling prices of each component.

 Revenue Recognition

The Company follows ASC 606, Revenue with Contracts with Customers, under ASC 606, revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company generates revenues from various streams such as sponsorship agreements, rents, cost recoveries and events. The sponsorship arrangements, in which the customer sponsors a play area or event and receives specified brand recognition and other benefits over a set period of time, recognized revenue on a straight-line basis over the time period specified in the contract. Refer to Note 6 for more details. Revenue for rents, cost recoveries and events are recognized at the time the respective event or service has been performed.

A performance obligation is a promise in a contract to transfer a distinct good or service to a customer. If the contract does not specify the revenue by performance obligation, the Company allocates the transaction price to each performance obligation based on its relative standalone selling price. Such prices are generally determined using prices charged to customers or using the Company’s expected cost plus margin. Revenue is recognized as the Company’s performance obligations are satisfied. If consideration is received in advance of the Company’s performance, including amounts which are refundable, recognition of revenue is deferred until the performance obligation is satisfied or amounts are no longer refundable.

The Company’s owned hotel revenues primarily consist of hotel room sales, revenue from accommodations sold in conjunction with other services (e.g. packages reservations), food and beverage sales and other ancillary goods and services (e.g. parking) related to owned hotel properties. Revenue is recognized when rooms are occupied or goods and services have been delivered or rendered, respectively. Payment terms typically align with when the goods and services are provided. Although the transaction prices of hotel room sales, goods and other services are generally fixed and based on the respective room reservation or other agreement, an estimate to reduce the transaction price is required if a discount is expected to be provided to the customer. For package reservations, the transaction price is allocated to the performance obligations within the package based on the estimated standalone selling prices of each component.

Advertising

Advertising

The Company expenses all advertising and marketing costs as they are incurred. Total advertising and marketing costs for the three months ended March 31, 2021 and 2020 were $275,858 and $217,687, respectively, which are recorded as property operating expenses on the Company’s consolidated statements of operations.

Advertising

The Company expenses all advertising and marketing costs as they are incurred. Total advertising and marketing costs for the years ended December 31, 2020 and 2019 were $484,978 and $383,104, respectively, which are recorded as property operating expenses on the Company’s consolidated statements of operations.

The Company received a grant of $100,000 from Visit Canton on April 3, 2020, which grant is to be used to generate visitors to the Canton area through the Company’s events. This grant will be used to offset future marketing and tourism expenses. The grant is recorded in other liabilities on the Company’s balance sheet.

Software Development Costs

Software Development Costs

The Company recognizes all costs incurred to establish technological feasibility of a computer software product to be sold, leased, or otherwise marketed as research and development costs. Prior to the point of reaching technological feasibility, all costs shall be charged to expense when incurred. Once the development of the product establishes technological feasibility, the Company will begin capitalizing these costs. Technological feasibility is established when a product design and working model have been completed and the completeness of the working model and its consistency with the product design have been confirmed through testing.

Software Development Costs

The Company recognizes all costs incurred to establish technological feasibility of a computer software product to be sold, leased, or otherwise marketed are research and development costs. Prior to the point of reaching technological feasibility, all costs shall be charged to expense when incurred. Once the development of the product establishes technological feasibility, the Company will begin capitalizing these costs. Technological feasibility is established when a product design and working model have been completed and the completeness of the working model and its consistency with the product design have been confirmed through testing. As of December 31, 2020, the Company did not have any software development projects that had reached technological feasibility.

Accounting for Real Estate Investments

Accounting for Real Estate Investments

Upon the acquisition of real estate properties, a determination is made as to whether the acquisition meets the criteria to be accounted for as an asset or business combination. The determination is primarily based on whether the assets acquired, and liabilities assumed meet the definition of a business. The determination of whether the assets acquired, and liabilities assumed meet the definition of a business include a single or similar asset threshold. In applying the single or similar asset threshold, if substantially all the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the assets acquired, and liabilities assumed are not considered a business. Most of the Company’s acquisitions meet the single or similar asset threshold, due to the fact that substantially all the fair value of the gross assets acquired is attributable to the real estate acquired.

Acquired real estate properties accounted for as asset acquisitions are recorded at cost, including acquisition and closing costs. The Company allocates the cost of real estate properties to the tangible and intangible assets and liabilities acquired based on their estimated relative fair values. The Company determines the fair value of tangible assets, such as land, building, furniture, fixtures and equipment, using a combination of internal valuation techniques that consider comparable market transactions, replacement costs and other available information and fair value estimates provided by third party valuation specialists, depending upon the circumstances of the acquisition. The Company determines the fair value of identified intangible assets or liabilities, which typically relate to in-place leases, using a combination of internal valuation techniques that consider the terms of the in-place leases, current market data for comparable leases, and fair value estimates provided by third party valuation specialists, depending upon the circumstances of the acquisition.

If a transaction is determined to be a business combination, the assets acquired, liabilities assumed, and any identified intangibles are recorded at their estimated fair values on the transaction date, and transaction costs are expensed in the period incurred.

Accounting for Real Estate Investments

Upon the acquisition of real estate properties, a determination is made as to whether the acquisition meets the criteria to be accounted for as an asset or business combination. The determination is primarily based on whether the assets acquired, and liabilities assumed meet the definition of a business. The determination of whether the assets acquired, and liabilities assumed meet the definition of a business include a single or similar asset threshold. In applying the single or similar asset threshold, if substantially all the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the assets acquired, and liabilities assumed are not considered a business. Most of the Company’s acquisitions meet the single or similar asset threshold, due to the fact that substantially all the fair value of the gross assets acquired is attributable to the real estate acquired.

Acquired real estate properties accounted for as asset acquisitions are recorded at cost, including acquisition and closing costs. The Company allocates the cost of real estate properties to the tangible and intangible assets and liabilities acquired based on their estimated relative fair values. The Company determines the fair value of tangible assets, such as land, building, furniture, fixtures and equipment, using a combination of internal valuation techniques that consider comparable market transactions, replacement costs and other available information and fair value estimates provided by third party valuation specialists, depending upon the circumstances of the acquisition. The Company determines the fair value of identified intangible assets or liabilities, which typically relate to in-place leases, using a combination of internal valuation techniques that consider the terms of the in-place leases, current market data for comparable leases, and fair value estimates provided by third party valuation specialists, depending upon the circumstances of the acquisition.

If a transaction is determined to be a business combination, the assets acquired, liabilities assumed, and any identified intangibles are recorded at their estimated fair values on the transaction date, and transaction costs are expensed in the period incurred.

Fair Value Measurement

Fair Value Measurement

The Company follows Accounting Standards Codification (“ASC”) 820–10 “Fair Value Measurement” of the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification to measure the fair value of its financial instruments and disclosures about fair value of its financial instruments. ASC 820–10 establishes a framework for measuring fair value and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, ASC 820–10 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels.

The three (3) levels of fair value hierarchy defined by ASC 820–10 are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally unobservable inputs and not corroborated by market data.

Financial assets or liabilities are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

The carrying amounts of the Company’s financial assets and liabilities, such as cash, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these instruments.

The Company uses Levels 1 and 3 of the fair value hierarchy to measure the fair value of its warrant liabilities. The Company revalues such liabilities at every reporting period and recognizes gains or losses as change in fair value of warrant liabilities in the consolidated statements of operations that are attributable to the change in the fair value of the warrant liabilities.

The following table provides the financial liabilities measured on a recurring basis and reported at fair value on the balance sheet as of March 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	March 31, 2021
Warrant liabilities – Public Warrants	1	$26,260,000
Warrant liabilities – Private Warrants	3	2,500,000
Warrant liabilities – November Warrants	3	17,252,000
Warrant liabilities – December Warrants	3	38,286,000
Fair value of aggregate warrant liabilities as of March 31, 2021		$84,298,000

The Public Warrants are classified as Level 1 due to the use of an observable market quote in the active market. Level 3 financial liabilities consist of the Private Warrants, November Warrants, and December Warrants, for which there is no current market for these securities such as the determination of fair value requires significant judgment or estimation. Changes in fair value measurement categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

Subsequent measurement

The following table presents the changes in fair value of the warrant liabilities:

	Public Warrants	Private Warrants	November Warrants	December Warrants	Total Warrant Liability
Fair value as of December 31, 2020	$4,130,000	$420,000	$9,781,000	$4,781,000	$19,112,000

Settlement of warrants exercised	-	-	(51,165,000)	-	(51,165,000)
Change in fair value, exercised			43,542,000		43,542,000
Change in fair value, outstanding	22,130,000	2,080,000	15,094,000	33,505,000	72,809,000

Fair value as of March 31, 2021	$26,260,000	$2,500,000	$17,252,000	$38,286,000	$84,298,000

The key inputs into the Black Scholes valuation model for the Level 3 valuations as of March 31, 2021 are below:

	Private Warrants	November Warrants	December Warrants
Term (years)	4.2	4.6	4.7
Stock price	$5.02	$5.02	$5.02
Exercise price	$11.50	$1.40	$1.40
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	46.6%	49.5%	49.5%
Risk free interest rate	0.7%	0.9%	0.9%

Number of shares	1,480,000	4,530,302	10,036,925
Value (per share)	$0.28	$3.81	$3.81

Fair Value Measurement  (Restated)

The Company follows Accounting Standards Codification (“ASC”) 820–10 “Fair Value Measurement” of the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification to measure the fair value of its financial instruments and disclosures about fair value of its financial instruments. ASC 820–10 establishes a framework for measuring fair value and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, ASC 820–10 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels.

The three (3) levels of fair value hierarchy defined by ASC 820–10 are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally unobservable inputs and not corroborated by market data.

Financial assets or liabilities are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

The carrying amounts of the Company’s financial assets and liabilities, such as cash, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these instruments.

The Company uses Levels 1 and 3 of the fair value hierarchy to measure the fair value of its warrant liabilities. The Company revalues such liabilities at every reporting period and recognizes gains or losses as revenue and cost of revenue respectively in the consolidated statements of operations that are attributable to the change in the fair value of the warrant liabilities.

The following table provides the financial liabilities measured on a recurring basis and reported at fair value on the balance sheet as of December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	December 31, 2020
Warrant liabilities – Public Warrants	1	$4,130,000
Warrant liabilities – Private Warrants	3	420,000
Warrant liabilities – November Warrants	3	9,781,000
Warrant liabilities – December Warrants	3	4,781,000

The Company had no assets or liabilities measured at fair value at December 31, 2019.

The Public Warrants are classified as Level 1 due to the use of an observable market quote in the active market. Level 3 financial liabilities consist of the Private Warrants, November Warrants, and December Warrants, for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

Initial Measurement

The Company established the initial fair value of its warrant liabilities at the respective dates of issuance. In the case of the Public Warrants, the Company valued the warrants using the quoted market price on the date of issuance. In the case of the Private Warrants, November Warrants and December Warrants, the Company used a Black Scholes valuation model in order to determine their value. The key inputs into the Black Scholes valuation model for the initial valuations are below:

	Private Warrants	November Warrants	December Warrants
	July 1, 2020	November 18, 2020	December 29, 2020
Term (years)	5.0	5.0	5.0
Stock price	$8.44	$1.22	$1.29
Exercise price	$11.50	$1.40	$1.40
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	13.3%	49.4%	49.5%
Risk free interest rate	0.3%	0.4%	0.4%

Number of shares	1,480,000	20,535,713	10,036,925
Value (per share)	$1.74	$0.52	$0.52

Subsequent measurement

The following table presents the changes in fair value of the warrant liabilities:

	Public Warrants	Private Warrants	November Warrants	December Warrants	Total Warrant Liability
Fair value as of January 1, 2020	$-	$-	$-	$-	$-

Initial measurement	27,460,000	2,580,000	10,609,000	5,196,116	45,845,116
Change in fair value	(23,330,000)	(2,160,000)	(828,000)	(415,116)	(26,733,116)

Fair value as of December 31, 2020	$4,130,000	$420,000	$9,781,000	$4,781,000	$19,112,000

The key inputs into the Black Scholes valuation model for the Level 3 valuations as of December 31, 2020 are below:

	Private Warrants	November Warrants	December Warrants
Term (years)	4.5	4.9	5.0
Stock price	$1.23	$1.23	$1.23
Exercise price	$11.50	$1.40	$1.40
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	70.7%	49.5%	49.5%
Risk free interest rate	0.3%	0.3%	0.3%

Number of shares	1,480,000	20,535,713	10,036,925
Value (per share)	$0.28	$0.48	$0.48

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842), as modified by subsequently issued ASU Nos. 2018-01, 2018-10, 2018-11, 2018-20 and 2019-01 (collectively “ASU 2016-02”). This ASU is effective for private companies beginning after December 15, 2021. ASU 2016-02 requires recognition of right-of-use assets and lease liabilities on the balance sheet. In June 2020, FASB issued ASU 2020-05, further extending the effective date by one year making it effective for the Company for annual periods beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. Most prominent among the changes in ASU 2016-02 is the lessees’ recognition of a right-of-use asset and a lease liability for operating leases. The right-of-use asset and lease liability are initially measured based on the present value of committed lease payments. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition. Expenses related to operating leases are recognized on a straight-line basis, while those related to financing leases are recognized under a front-loaded approach in which interest expense and amortization of the right-of-use asset are presented separately in the statement of operations. As the Company is an emerging growth company and following private company deadlines, the Company has an additional deferral under this ASU to adopt beginning after December 15, 2021. Similarly, lessors are required to classify leases as sales-type, finance or operating with classification affecting the pattern of income recognition.

Classification for both lessees and lessors is based on an assessment of whether risks and rewards as well as substantive control have been transferred through a lease contract. ASU 2016-02 also requires qualitative and quantitative disclosures to assess the amount, timing and uncertainty of cash flows arising from leases. The Company is currently evaluating the impact of the pending adoption of this new standard on its condensed consolidated financial statements.

In March 2019, the FASB issued ASU 2019-01, “Leases (Topic 842): Codification Improvements,” which requires an entity (a lessee or lessor) to provide transition disclosures under Topic 250 upon adoption of Topic 842. In February 2020, the FASB issued ASU 2020-02, “Financial Instruments – Credit Losses (Topic 326): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update No. 2016-02, Leases.” The ASU adds and amends SEC paragraphs in the ASC to reflect the issuance of SEC Staff Accounting Bulletin No. 119 related to the new credit losses standard and comments by the SEC staff related to the revised effective date of the new leases standard. This new standard is effective for fiscal years beginning after December 15, 2021, including interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently evaluating the impact of the pending adoption of this new standard on its condensed consolidated financial statements.

In August 2018, FASB issued ASU 2018-15, “Intangibles – Goodwill and Other – Internal-Use Software (Topic 350): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.” This update clarifies the accounting treatment for fees paid by a customer in a cloud computing arrangement by providing guidance for determining when the arrangement includes a software license. This guidance is effective for public business entities for fiscal years, and interim periods within those years, beginning after December 15, 2019, with early adoption permitted. The amendments must be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company adopted this guidance on a prospective basis in the first quarter of 2020. The adoption of this guidance did not have a material impact on our consolidated financial statements and related disclosures.

Recent Accounting Pronouncements

In February 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842), as modified by subsequently issued ASU Nos. 2018-01, 2018-10, 2018-11, 2018-20 and 2019-01 (collectively “ASU 2016-02”). This ASU is effective for private companies beginning after December 15, 2021. ASU 2016-02 requires recognition of right-of-use assets and lease liabilities on the balance sheet. In June 2020, FASB issued ASU 2020-05, further extending the effective date by one year making it effective for the Company for annual periods beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. Most prominent among the changes in ASU 2016-02 is the lessees’ recognition of a right-of-use asset and a lease liability for operating leases. The right-of-use asset and lease liability are initially measured based on the present value of committed lease payments. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition. Expenses related to operating leases are recognized on a straight-line basis, while those related to financing leases are recognized under a front-loaded approach in which interest expense and amortization of the right-of-use asset are presented separately in the statement of operations. As the Company is an emerging growth company and following private company deadlines, the Company has an additional deferral under this ASU to adopt beginning after December 15, 2021. Similarly, lessors are required to classify leases as sales-type, finance or operating with classification affecting the pattern of income recognition.

Classification for both lessees and lessors is based on an assessment of whether risks and rewards as well as substantive control have been transferred through a lease contract. ASU 2016-02 also requires qualitative and quantitative disclosures to assess the amount, timing and uncertainty of cash flows arising from leases. The Company is currently evaluating the impact of the pending adoption of this new standard on its consolidated financial statements.

In August 2018, FASB issued ASU 2018-15, “Intangibles – Goodwill and Other – Internal-Use Software (Topic 350): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.” This update clarifies the accounting treatment for fees paid by a customer in a cloud computing arrangement by providing guidance for determining when the arrangement includes a software license. This guidance is effective for public business entities for fiscal years, and interim periods within those years, beginning after December 15, 2019, with early adoption permitted. The amendments must be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company adopted this guidance on a prospective basis in the first quarter of 2020. The adoption of this guidance did not have a material impact on our consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (“Topic 740”): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. ASU 2019-12 also simplifies aspects of accounting for franchise taxes and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. ASU 2019-12 is effective for annual and interim financial statement periods beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating the impact of the pending adoption of this new standard on its consolidated financial statements.

In January 2020, the FASB issued ASU No. 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint-Ventures (Topic 323), and Derivatives and Hedging (Topic 815), clarifying the Interactions between Topic 321, Topic 323, and Topic 815. This ASU is effective for private companies beginning after December 15, 2021. Early application is permitted, including early adoption in an interim period for public business entities for periods for which financial statements have not yet been issued. An entity should apply ASU No. 2020-01 prospectively at the beginning of the interim period that includes the adoption date. This ASU among other things clarifies that a company should consider observable transactions that require a company to either apply or discontinue the equity method of accounting under Topic 323, Investments—Equity Method and Joint Ventures, for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The new ASU clarifies that, when determining the accounting for certain forward contracts and purchased options a company should not consider, whether upon settlement or exercise, if the underlying securities would be accounted for under the equity method or fair value option. The Company is currently evaluating the impact of the pending adoption of this new standard on its consolidated financial statements.

In March 2019, the FASB issued ASU 2019-01, “Leases (Topic 842): Codification Improvements,” which requires an entity (a lessee or lessor) to provide transition disclosures under Topic 250 upon adoption of Topic 842. In February 2020, the FASB issued ASU 2020-02, “Financial Instruments – Credit Losses (Topic 326): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update No. 2016-02, Leases.” The ASU adds and amends SEC paragraphs in the ASC to reflect the issuance of SEC Staff Accounting Bulletin No. 119 related to the new credit losses standard and comments by the SEC staff related to the revised effective date of the new leases standard. This new standard is effective for fiscal years beginning after December 15, 2021, including interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently evaluating the impact of the pending adoption of this new standard on its consolidated financial statements.

Subsequent Events

Subsequent Events

Subsequent events have been evaluated through June 21, 2021, the date the condensed consolidated financial statements were issued. Other than what has been disclosed in the condensed consolidated financial statements in Note 12, no other events have been identified requiring disclosure or recording.

Subsequent Events

Subsequent events have been evaluated through March 10, 2021, the date the consolidated financial statements were issued. Other than what has been disclosed in the consolidated financial statements in Note 14, no other events have been identified requiring disclosure or recording.

Restatement of Previously Issued Financial Statements

Restatement of Previously Issued Financial Statements

The Company has restated its consolidated financial statements as of and for the year ended December 31, 2020, as well as the unaudited condensed consolidated financial statements for the three and nine month periods ended September 30, 2020 and 2019, to correct misstatements in those prior periods primarily related to misstatements identified in improperly applying accounting guidance on certain warrants, recognizing them as equity instead of a warrant liability, under the guidance of Accounting Standards Codification (“ASC”) 815-40, Contracts in Entity’s Own Equity.

See Note 15, Restatement of Previously Issued Financial Statements for additional information regarding the errors identified and the restatement adjustments made to the consolidated financial statements.

Cash and Restricted Cash

Cash and Restricted Cash

The Company considers all highly liquid investments with an original maturity of three months or less when purchased, to be cash equivalents. There were no cash equivalents at December 31, 2020 and 2019, respectively. The Company maintains its cash and escrow accounts at national financial institutions. The balances, at times, may exceed federally insured limits.

Restricted cash includes escrow reserve accounts for capital improvements and debt service as required under certain of the Company’s debt agreements. The balances at December 31, 2020 and 2019 were $32,907,800 and $5,796,398, respectively.

Accounts Receivable

Accounts Receivable

Accounts receivable are generally amounts due under sponsorship and other agreements. Accounts receivable are reviewed for delinquencies on a case by case basis and are considered delinquent when the sponsor or debtor has missed a scheduled payment. Interest is not charged on delinquencies.

The carrying amount of accounts receivable is reduced by an allowance that reflects management’s best estimate of the amounts that will not be collected. Management individually reviews all delinquent accounts receivable balances and based on an assessment of current creditworthiness, estimates the portion, if any, of the balance that will not be collected. At December 31, 2020 and 2019, the Company had an allowance for doubtful accounts of $0 and $1,306,047, respectively, which related to the Company’s receivable from Youth Sports Management, LLC (“Youth Sports”). See Note 7 for additional information on Youth Sports.

Deferred Financing Costs

Deferred Financing Costs

Costs incurred in obtaining financing are capitalized and amortized to additions in project development costs during the construction period over the term of the related loans, without regard for any extension options until the project or portion thereof is considered substantially complete. Upon substantial completion of the project or portion thereof, such costs are amortized as interest expense over the term of the related loan. Any unamortized costs are shown as an offset to Notes Payable on the accompanying consolidated balance sheet.

Investment in Joint Venture

Investment in Joint Venture

The Company previously used the equity method to record the activities of its 50% owned joint venture in Youth Sports. The equity method of accounting required that the Company recognize its initial capital investment at cost and subsequently, its share of the earnings or losses in the joint venture. The joint venture agreement was structured whereby the Company was not at risk for losses above its original capital investment. Therefore, the Company did not record a deficit that would have resulted in the equity being negative from the investment in joint venture.

The maximum exposure to loss represented the potential loss of assets which may have been recognized by the Company relating to its investment in the joint venture. On May 29, 2020, the Company acquired the remaining 50% in Youth Sports for the accounts receivable amounts due from them, which was fully reserved as of the date of the transaction. The results of this non-cash transaction increased the Company’s interest to 100%. Upon acquisition, the Company consolidated the Youth Sports joint venture, an inactive voting interest entity. The Company accounted for the transaction as an asset acquisition under a cost accumulation model, and no gain on the change of control of interest was recognized in the consolidation, resulting in no consolidated assets or liabilities.

Income Taxes

Income Taxes

The Company utilizes an asset and liability approach for financial accounting and reporting for income taxes. The provision for income taxes is based upon income or loss after adjustment for those permanent items that are not considered in the determination of taxable income. Deferred income taxes represent the tax effects of differences between the financial reporting and tax basis of the Company’s assets and liabilities at the enacted tax rates in effect for the years in which the differences are expected to reverse.

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance when it is more likely than not that some portion or all the deferred tax assets will not be realized. Management makes judgments as to the interpretation of the tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liability. In management’s opinion, adequate provisions for income taxes have been made. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary.

Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon settlement. A liability for “unrecognized tax benefits” is recorded for any tax benefits claimed in the Company’s tax returns that do not meet these recognition and measurement standards. As of December 31, 2020 and 2019, no liability for unrecognized tax benefits was required to be reported.

The Company’s policy for recording interest and penalties associated with tax audits is to record such items as a component of general and administrative expense. There were no amounts accrued for penalties and interest for the years ended December 31, 2020 and 2019. The Company does not expect its uncertain tax position to change during the next twelve months. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position. The Company’s effective tax rates of zero differ from the statutory rate for the years presented primarily due to the Company’s net operating loss, which was fully reserved for all years presented.

The Company has identified its United States tax return and its state tax return in Ohio as its “major” tax jurisdictions, and such returns for the years 2016 through 2019 remain subject to examination.

Warrant Liabilities (Restated)

Warrant Liabilities (Restated)

The Company accounts for warrants to purchase shares of the Company’s common stock that are not indexed to its own stock as liabilities at fair value on the balance sheet in accordance with ASC 815, “Derivatives and Hedging”. The warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other expense on the statement of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the common stock warrants. At that time, the portion of the warrant liability related to the common stock warrants will be reclassified to additional paid-in capital.

Ground Rent Expense		Ground Rent Expense Ground rent expense is recognized on a straight-line basis over the life of the related operating lease.
Stock–Based Compensation

Stock–Based Compensation

The Company recognizes compensation expense for all equity-based payments in accordance with ASC 718 “Compensation – Stock Compensation.” Under fair value recognition provisions, the Company recognizes equity-based compensation net of an estimated forfeiture rate and recognizes compensation cost only for those shares expected to vest over the requisite service period of the award.

Restricted stock units are granted at the discretion of the Compensation Committee of the Company’s board of directors (the “Board of Directors”). These awards are restricted as to the transfer of ownership and generally vest over the requisite service periods, typically over a 12 to 36-month period.

Segments

Segments

The Company has evaluated its business to determine whether it has multiple operating segments. The Company has concluded that, as of December 31, 2020, it only has one operating segment, given that its chief operating decision maker reviews the Company’s results solely on a consolidated basis.